Summary of Significant Accounting Policies, Shares Subject to Possible Redemption (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Accretion of redeemable units to redemption value	$ 4,777,000	$ 7,912,000
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Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class A ordinary shares subject to possible redemption, beginning balance	100,054,892	235,578,275	$ 235,578,275
Redemption	(249,339)	$ 0	(145,222,585)	$ 0
Shareholder redemption payable			(249,339)	0
Accretion of redeemable units to redemption value	1,537,840		9,948,542
Class A ordinary shares subject to possible redemption, ending balance	$ 101,592,732		$ 100,054,892	$ 235,578,275